Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenues [Abstract]
Summary of Revenue
The revenues as of December 31, 2025, 2024 and 2023, are summarized as follows:

	2025	2024	2023
Maritime
Offshore vessels	$900,369	$803,027	$462,801
Parcel tankers	108,785	193,943	246,291
Fuel oil transportation	399,934	264,742	57,220
Shipping agencies	949	1,497	29,217
Commercialization of hydrocarbons	11,921	19,785	-
Bulk carrier	18,989	-	-

Maritime infrastructure
Shipyard	327,816	262,220	200,496

Logístics, ports and terminals
Intermodal terminal	50,971	39,876	37,991
Repair of containers	4,310	3,471	21,008
Automotive services	21,308	12,389	8,036
Port services	6,490	6,206	6,080

Warehousing and other businesses
Warehousing (a)	56,804	146,420	149,507
Total consolidated revenue	$1,908,646	$1,753,576	$1,218,647